STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2018 $ / shares
Stockholders' Equity Note [Abstract]
Market value of common stock on grant date	$ 7.71
Risk free interest rate, minimum	2.40%	[1]
Risk free interest rate, maximum	2.56%	[1]
Dividend yield	0.00%
Volatility factor, minimum	262.00%	[2]
Volatility factor, maximum	267.00%	[2]
Weighted average expected life in years	5 years 9 months	[3]
Expected forfeiture rate	0.00%

[1]	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.
[2]	Due to a lack of stock volatility history, the Company uses peer companies to estimate the volatility factor.
[3]	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.